Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	35,897,514
Proposed Maximum Offering Price per Unit	1.475
Maximum Aggregate Offering Price	$ 52,948,833.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,312.23
Offering Note	(1a) Represents the shares of common stock, par value $0.01 per share ("Common Stock"), of Traws Pharma, Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement on Form S-3 (the "Registration Statement") to which this exhibit is attached. The Registration Statement registers an aggregate of 35,897,514 shares (the "Shares") of Common Stock, which consist of (i) 4,993,412 shares of Common Stock issued to the selling stockholders ("Selling Stockholders") pursuant to that certain Securities Purchase Agreement, dated April 15, 2026 (the "Purchase Agreement"), by and between the Company and Selling Stockholders, (ii) 989,507 shares of Common Stock issuable by the Company upon exercise of certain pre-funded warrants issued to the Selling Stockholders pursuant to the Purchase Agreement, (iii) 5,982,919 shares of Common Stock issuable by the Company upon exercise of the Series A warrants issued to the Selling Stockholders pursuant to the Purchase Agreement, (iv) 5,982,919 shares of Common Stock issuable by the Company upon exercise of the Series B warrants issued to the Selling Stockholders pursuant to the Purchase Agreement, and (v) 17,948,757 shares of Common Stock issuable by the Company upon exercise of the Series C warrants issued to the Selling Stockholders pursuant to the Purchase Agreement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (1b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on the Nasdaq Capital Market on May 1, 2026, a date within five business days prior to the filing of the Registration Statement.